Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Intangible Assets and Goodwill

			Other intangible assets
Particulars	Goodwill	Technology Related Development Cost	Customer Relationship	Non- Compete	Brand / Trade Mark	Software	Others	Intangible assets under development*	Total
Cost
Balance as at April 1, 2022	880,323	70,359	10,581	901	132,473	5,069	661	4,372	1,104,739
Acquisitions through business combination (refer note 7 (b) and 7 (c))	8,558	1,052	—	—	304	6	—	—	9,920
Additions/adjustments*	—	7,654	—	—	—	274	1,183	301	9,412
Disposals	—	(1,868)	—	—	—	(669)	—	—	(2,537)
Effect of movements in foreign exchange rates	(55,218)	(5,170)	(738)	(32)	(9,747)	(344)	(45)	(423)	(71,717)
Balance as at March 31, 2023	833,663	72,027	9,843	869	123,030	4,336	1,799	4,250	1,049,817
Balance as at April 1, 2023	833,663	72,027	9,843	869	123,030	4,336	1,799	4,250	1,049,817
Acquisitions through business combination (refer note 7 (d))	6,328	499	—	—	248	12	—	—	7,087
Additions/adjustments*	—	6,769	—	—	—	369	1,087	(1,305)	6,920
Disposals	—	(4,177)	—	—	—	(1)	—	—	(4,178)
Effect of movements in foreign exchange rates	(7,946)	(928)	(122)	(8)	(1,589)	(51)	(45)	(178)	(10,867)
Balance as at March 31, 2024	832,045	74,190	9,721	861	121,689	4,665	2,841	2,767	1,048,779
Accumulated amortization and impairment losses
Balance as at April 1, 2022	279,172	52,196	6,260	664	73,626	4,647	23	2,493	419,081
Amortization for the year	—	6,864	1,202	60	11,559	179	1,286	—	21,150
Impairment for the year	—	—	—	—	—	—	—	150	150
Disposals	—	(1,868)	—	—	—	(665)	—	—	(2,533)
Effect of movements in foreign exchange rates	(7,012)	(3,645)	(420)	(14)	(5,292)	(318)	(31)	(273)	(17,005)
Balance as at March 31, 2023	272,160	53,547	7,042	710	79,893	3,843	1,278	2,370	420,843
Balance as at April 1, 2023	272,160	53,547	7,042	710	79,893	3,843	1,278	2,370	420,843
Amortization for the year	—	6,660	771	58	11,159	188	973	—	19,809
Impairment for the year	—	—	—	—	—	—	—	22	22
Disposals	—	(3,195)	—	—	—	(1)	—	—	(3,196)
Effect of movements in foreign exchange rates	—	(672)	(88)	(7)	(1,054)	(57)	(25)	(182)	(2,085)
Balance as at March 31, 2024	272,160	56,340	7,725	761	89,998	3,973	2,226	2,210	435,393
Carrying amounts
As at April 1, 2022	601,151	18,163	4,321	237	58,847	422	638	1,879	685,658
As at March 31, 2023	561,503	18,480	2,801	159	43,137	493	521	1,880	628,974
As at April 1, 2023	561,503	18,480	2,801	159	43,137	493	521	1,880	628,974
As at March 31, 2024	559,885	17,850	1,996	100	31,691	692	615	557	613,386

* Represents addition of USD 6,455 (March 31, 2023: USD 8,882) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 7,760 (March 31, 2023: USD 8,581).

Summary of Goodwill Allocated to Acquired Subsidiaries Level

	As at March 31
Particulars	2023	2024
Air ticketing	223,552	224,184
Hotels and packages	206,946	206,863
Bus ticketing	127,292	125,494
Other units without significant goodwill	3,713	3,344
Total	561,503	559,885

Air Ticketing and Hotels and Packages [Member]
Disclosure Of Detailed Information About Intangible Assets And Goodwill [Line Items]
Summary of Assumption for Calculation of Cash flow Projections

The key assumptions used in the estimation of value are set out as below. The values assigned to the key assumptions represent management's assessment of future trends in the relevant industries and have been based on the historical data from both external and internal sources.:

	Air ticketing		Hotels and packages		Bus ticketing
	As at March 31		As at March 31		As at March 31
Particulars	2023	2024	2023	2024	2023	2024
Discount rate (pre-tax)	19.5%	18.4%	19.8%	19.0%	19.7%	19.5%
Discount rate (post-tax)	17.2%	16.2%	17.2%	16.2%	17.2%	16.2%
Terminal value growth rate	4.5%	4.5%	4.5%	4.5%	4.0%	4.0%
Adjusted margin growth rate	12.0% - 23.1%	8.1% - 15.5%	8.1% - 25.4%	13.3% - 16.8%	12.0% - 22.8%	11.0% - 18.6%
EBITDA margin* (5 years)	4.7% - 11.3%	7.3% - 8.7%	14.1% - 20.4%	13.3% - 19.1%	14.5% - 18.9%	22.3% - 24.4%

* EBITDA margin is defined as Earnings before interest, tax, depreciation and amortization (EBITDA) as a percentage of adjusted margin.